Annual Fund Operating Expenses - Dakota Active Equity ETF - Dakota Active Equity ETF Class	Sep. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.03%	[1]
Net Expenses (as a percentage of Assets)	0.43%

[1]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in other investment companies.